Prepayments and other assets (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
Notes and other explanatory information [abstract]
Prepaid expenses and deposits	$ 1,019	$ 539
Deferred financing costs	218	707
Total prepayments and other assets	$ 1,237	$ 1,246